Note 21 - Stock-based Compensation - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shares issuable under options (in shares)	3,053,000	2,550,875
Shares issuable under options, weighted average exercise price (in dollars per share)	$ 94.3	$ 89.34
Granted, number of options (in shares)	815,000	837,500
Granted, weighted average exercise price (in dollars per share)	$ 106.75	$ 95.69
Exercised, number of options (in shares)	(600,500)	(305,125)
Exercised, weighted average exercise price (in dollars per share)	$ 70.04	$ 54.99
Forfeited, number of options (in shares)	(25,250)	(30,250)
Forfeited, weighted average exercise price (in dollars per share)	$ 119.82	$ 110.73
Shares issuable under options (in shares)	3,242,250	3,053,000
Shares issuable under options, weighted average exercise price (in dollars per share)	$ 101.73	$ 94.3
Shares issuable under options, weighted average remaining contractual life (Year)	3 years 2 months 12 days
Shares issuable under options, aggregate intrinsic value	$ 87,846
Options exercisable, number of options (in shares)	1,378,039
Options exercisable, weighted average exercise price (in dollars per share)	$ 94.61
Options exercisable, weighted average remaining contractual life (Year)	2 years 2 months 12 days
Options exercisable, aggregate intrinsic value	$ 47,249